Other Current Assets - Disclosure of other current assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Current Assets [Line Items]
Non-revolving term loan	$ 816	$ 813
Prepaid expenses	2,525	2,388
Cobalt inventory	8,712	0
Other	49	64
Total other current assets	$ 12,102	$ 3,265